Borrowings - Bonds and Own shares (Details) € / shares in Units, € in Millions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2022 GBP (£) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 AUD ($) shares	Mar. 31, 2022 HKD ($) shares	Mar. 31, 2022 NOK (kr) shares	Mar. 31, 2022 CHF (SFr) shares	Mar. 31, 2022 JPY (¥) shares	Mar. 12, 2019 GBP (£)	Mar. 12, 2019 EUR (€) € / shares
Liquidity and capital resources
Borrowings		€ (67,760)		€ (70,092)
Maximum
Liquidity and capital resources
Treasury shares | shares		2,043,732,147	1,911,661,729	1,911,661,729	1,911,661,729	1,911,661,729	1,911,661,729	1,911,661,729	1,911,661,729	1,911,661,729
Percentage of issued share capital held as treasury shares	6.60%	7.10%
Euro medium-term note programme
Liquidity and capital resources
Borrowing capacity				€ 30,000
Bonds
Liquidity and capital resources
Notional amount				46,700
Repurchase of own bonds	€ 2,100
Bonds | Vantage Towers AG
Liquidity and capital resources
Borrowing capacity				5,000
Borrowings				(2,200)
Bonds | US Dollar
Liquidity and capital resources
Bonds issued | $					$ 25.3
Bonds | Euro
Liquidity and capital resources
Bonds issued				€ 16,200
Bonds | Sterling
Liquidity and capital resources
Bonds issued | £			£ 3.0
Bonds | Australia, Dollars
Liquidity and capital resources
Bonds issued | $						$ 1.2
Bonds | Hong Kong, Dollars
Liquidity and capital resources
Bonds issued | $							$ 2.1
Bonds | Norway, Krone
Liquidity and capital resources
Bonds issued | kr								kr 2.2
Bonds | Switzerland, Francs
Liquidity and capital resources
Bonds issued | SFr									SFr 0.7
Bonds | Japanese government securities
Liquidity and capital resources
Bonds issued | ¥										¥ 10
US shelf programme
Liquidity and capital resources
Notional amount | $					$ 2.5
Convertible bonds
Liquidity and capital resources
Bonds issued | £											£ 3.4
Notional amount											3.4	€ 3,800
Financial liabilities at fair value											0.1	€ 100
Bonds mature between 2020 and 2059 | Minimum.
Liquidity and capital resources
Borrowing interest rate		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bonds mature between 2020 and 2059 | Maximum
Liquidity and capital resources
Borrowing interest rate		7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Convertible bonds maturing on 12 March 2021
Liquidity and capital resources
Bonds issued | £											£ 1.7
Borrowing interest rate											1.20%	1.20%
Conversion price | € / shares												€ 1.2055
Convertible bonds maturing on 12 March 2022
Liquidity and capital resources
Bonds issued | £											£ 1.7
Borrowing interest rate											1.50%	1.50%
Conversion price | € / shares												€ 1.1326